UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP*

Address:  450 Park Avenue, 30th Floor
          New York, New York  10022

13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*NOTE: CERTAIN OF THE SECURITIES (THE "SECURITIES") OF THE REPORTING PERSON WERE HELD IN AN ACCOUNT AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). ON SEPTEMBER 15, 2008, LBIE WAS PLACED INTO ADMINISTRATION UNDER UNITED KINGDOM LAW AND FOUR PARTNERS OF PRICEWATERHOUSECOOPERS LLP WERE APPOINTED AS JOINT ADMINISTRATORS (THE "JOINT ADMINISTRATORS"). THE JOINT ADMINISTRATORS HAVE ADVISED THAT CERTAIN OF THE SECURITIES WERE REHYPOTHECATED. THE REPORTING PERSON DETERMINED IN OCTOBER 2009 THAT REHYPOTHECATED SECURITIES WILL NOT BE RECOVERABLE. THE JOINT ADMINISTRATORS HAVE PROPOSED A FRAMEWORK WHICH, IF APPROVED, WOULD ENTITLE CUSTOMERS TO A CLAIM FOR THE REHYPOTHECATED SECURITIES VALUED AS OF THE CLOSE OF THE MARKET ON SEPTEMBER 12, 2008 WHICH WOULD BE SETOFF AGAINST AMOUNTS OWED BY SUCH CUSTOMER TO LBIE. ACCORDINGLY, THE REPORTING PERSON HAS REDUCED HEREIN THE NUMBER OF SECURITIES HELD BY IT TO THE EXTENT SUCH SECURITIES WERE HELD AT LBIE AND WERE REHYPOTHECATED. THE REPORTING PERSON DOES NOT WAIVE HEREBY ANY ARGUMENTS THAT IT IS ENTITLED TO RECOVER SUCH SECURITIES AND EXPRESSLY RESERVES SUCH ARGUMENTS.

Person Signing this Report on Behalf of Reporting Manager:

By:       Harbinger Capital Partners Special Situations GP, LLC
By:       Harbinger Holdings, LLC, Managing Member

Name:     Philip Falcone
Title:    Managing Member
Phone:    (212) 339-5888


Signature, Place, and Date of Signing


/s/ Philip Falcone              New York, New York         November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $529,832
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-12357                Harbinger Capital Partners
                              Special Situations GP, LLC

2.   028-13483                Harbinger Holdings, LLC

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6       COL 7          COLUMN 8

                              TITLE OF               VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE        SHARED   NONE
--------------                --------    -----      -------   -------    --- ----  ----------      -----  ----        ------   ----
ASHLAND INC NEW               COM         044209104    3,242       75,000 SH        SHARED-DEFINED  1,2      75,000    0        0
AUGUSTA RES CORP              COM NEW     050912203    2,713    1,089,617 SH        SHARED-DEFINED  1,2   1,089,617    0        0
CALPINE CORP                  COM NEW     131347304  217,224   18,856,266 SH        SHARED-DEFINED  1,2   18,856,266   0        0
CLIFFS NATURAL RESOURCES INC  COM         18683K101   87,316    2,698,276 SH        SHARED-DEFINED  1,2   2,698,276    0        0
CONSTELLATION ENERGY GROUP I  COM         210371100   21,712      670,758 SH        SHARED-DEFINED  1,2     670,758    0        0
LEAP WIRELESS INTL INC        COM NEW     521863308   22,326    1,142,000 SH        SHARED-DEFINED  1,2   1,142,000    0        0
MCDERMOTT INTL INC            COM         580037109   62,151    2,459,479 SH        SHARED-DEFINED  1,2   2,459,479    0        0
MIRANT CORP NEW               COM         60467R100    1,643      100,000 SH        SHARED-DEFINED  1,2     100,000    0        0
SOLUTIA INC                   COM NEW     834376501   61,759    5,333,272 SH        SHARED-DEFINED  1,2   5,333,272    0        0
TERRESTAR CORP                COM         881451108   26,661   11,642,368 SH        SHARED-DEFINED  1,2   11,642,368   0        0
ZAPATA CORP                   COM PAR $   989070602   23,084    3,316,687 SH        SHARED-DEFINED  1,2   3,316,687    0        0

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